UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Anderson
Title:     Director of Compliance
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  Thomas J. Anderson     Houston, TX     November 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $59,881 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRCASTLE LTD                   COM             G0129K104      274     8200 SH       SOLE                        0        0     8200
AMERICAN CAPITAL STRATEGIES     COM             024937104     6611   154713 SH       SOLE                        0        0   154713
APOLLO INVT CORP                COM             03761U106     2694   129516 SH       SOLE                        0        0   129516
BANK OF AMERICA CORPORATION     COM             060505104     2080    41380 SH       SOLE                        0        0    41380
ENERPLUS RES FD                 UNIT TR G NEW   29274D604     2606    55215 SH       SOLE                        0        0    55215
EXXON MOBIL CORP                COM             30231G102      218     2350 SH       SOLE                        0        0     2350
FORTRESS INVESTMENT GROUP LL    CL A            34958B106      220    10300 SH       SOLE                        0        0    10300
GENERAL DYNAMICS CORP           COM             369550108      231     2734 SH       SOLE                        0        0     2734
GLADSTONE COML CORP             COM             376536108     1205    64625 SH       SOLE                        0        0    64625
GLADSTONE INVT CORP             COM             376546107      840    65428 SH       SOLE                        0        0    65428
MAGNA ENTMT CORP                NOTE 7.250%12/1 559211AC1    19983 22398000 PRN      SOLE                        0        0 22398000
PENN WEST ENERGY TR             TR UNIT         707885109      864    27816 SH       SOLE                        0        0    27816
PFIZER INC                      COM             717081103     1774    72606 SH       SOLE                        0        0    72606
PMC COML TR                     SH BEN INT      693434102      966    73765 SH       SOLE                        0        0    73765
SPACEHAB INC                    NOTE 5.500%10/1 846243AD5    15848 28624000 PRN      SOLE                        0        0 28624000
TECHNOLOGY INVT CAP CORP        COM             878717305     3467   259276 SH       SOLE                        0        0   259276